STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 16 – STOCK-BASED COMPENSATION

Restricted Stock and Restricted Stock Units

Restricted stock and restricted stock units (“RSUs”) are subject to forfeiture if the holder’s service to us terminates prior to vesting, subject to certain exceptions for certain qualifying terminations of employment or a change in control of the Company. Prior to vesting, ownership of the shares/units cannot be transferred. The restricted stock has the same dividend and voting rights as our common stock. RSUs accrue dividend equivalents but have no voting rights. Restricted stock and RSUs are valued at the price of our common stock on the date of grant. We expense the cost of these awards ratably over their vesting period.

The RSUs assumed from Aviv as part of the Aviv Merger were valued at the closing price of our stock on the date of the transaction. The portion of the vesting accruing prior to the acquisition was recorded as part of the purchase price consideration. The expense associated with the vesting that will occur after the date of the transaction will be recorded as stock compensation expense ratably over the remaining life of the RSUs.

The following table summarizes the activity in restricted stock and RSUs for the years ended December 31, 2013, 2014 and 2015:

	Number of Shares/Units	Weighted - Average Grant- Date Fair Value per Share	Compensation Cost (1) (in millions)
Non-vested at December 31, 2012	459,502	$22.33
Granted during 2013	241,699	29.87	$7.2
Vested during 2013	(444,003)	22.38
Non-vested at December 31, 2013	257,198	$29.32
Granted during 2014	143,637	30.70	$4.4
Vested during 2014	(90,901)	28.87
Non-vested at December 31, 2014	309,934	$30.08
Granted during 2015	232,533	39.25	$9.1
Assumed in Aviv Merger (2)	38,268	23.50	$0.9
Cancelled during 2015	(61,911)	33.77
Vested during 2015	(106,146)	28.72
Non-vested at December 31, 2015	412,678	$34.44
(1)	Total compensation cost to be recognized on the awards based on grant date fair value, which is based on the market price of the Company’s common stock on the date of grant.
(2)	Omega stock price on April 1, 2015 was $40.74. The weighted average stock price indicated in the table above represents the expense per unit that we will record related to the assumed Aviv RSUs.

Performance Restricted Stock Units

Performance restricted stock units (“PRSUs”) and long term incentive plan units (“LTIP Units”) are subject to forfeiture if the performance requirements are not achieved or if the holder’s service to us terminates prior to vesting, subject to certain exceptions for certain qualifying terminations of employment or a change in control of the Company. The PRSUs awarded in January 2011, January 2013, December 2013, January 2014, March 2015, April 2015 and July 2015 and the LTIP Units awarded in March 2015, April 2015 and July 2015 have varying degrees of performance requirements to achieve vesting, and each PRSU and LTIP Units award represents the right to a variable number of shares of common stock or partnership units (each LTIP Unit once earned is convertible into one Omega OP Unit in Omega OP, subject to certain conditions). The vesting requirements are based on either the (i) total shareholders return (“TSR”) of Omega or (ii) Omega’s TSR relative to other real estate investment trusts in the MSCI U.S. REIT Index (“Relative TSR”). We expense the cost of these awards ratably over their service period.

Prior to vesting and the distribution of shares, ownership of the PRSUs cannot be transferred. The dividends on the PRSUs accumulate and if vested are paid when the shares are distributed to the employee. While each LTIP Unit is unearned, the employee receives a partnership distribution equal to 10% of the quarterly approved regular periodic distributions per Omega OP Unit. The remaining partnership distributions (which in the case of normal periodic distributions is equal to the total approved quarterly dividend on Omega’s common stock) on the LTIP Units accumulate, and if the LTIP Units are earned, the accumulated distributions are paid.

We used a Monte Carlo model to estimate the fair value for the PRSUs and LTIP Units granted to the employees. The following are the significant assumptions used in estimating the value of the awards for grants made on the following dates:

	January 1, 2012	January 1, 2013	December 31, 2013 and January 1, 2014	March 31, 2015	April 1, 2015	July 31, 2015
Closing price on date of grant	$19.35	$23.85	$29.80	$40.57	$40.74	$36.26
Dividend yield	8.27%	4.24%	6.44%	5.23%	5.20%	6.07%
Risk free interest rate at time of grant	0.03% to 0.35%	0.05% to 0.43%	0.04% to 0.86%	0.10% to 0.94%	0.09% to 0.91%	0.13% to 1.08%
Expected volatility	35.64% to 38.53%	15.56% to 23.83%	24.16% to 25.86%	20.06% to 21.09%	20.06% to 21.08%	20.06% to 20.21%

The following table summarizes the activity in PRSUs for the years ended December 31, 2013, 2014 and 2015:

	Number of Shares	Weighted- Average Grant- Date Fair Value per Share	Compensation Cost (1) (in millions)
Non-vested at December 31, 2012	372,735	$11.36
Granted during 2013	665,289	10.36	$6.9
Vested during 2013 (2)	-	-
Non-vested at December 31, 2013	1,038,024	$10.72
Granted during 2014	309,168	11.46	$3.5
Vested during 2014 (2)	(496,979)	10.75
Non-vested at December 31, 2014	850,213	$10.97
Granted during 2015	537,923	18.51	$10.0
Cancelled during 2015	(165,570)	14.11
Forfeited during 2015	(128,073)	12.04
Vested during 2015(2)	(181,406)	10.10
Non-vested at December 31, 2015	913,087	$14.87
(1)	Total compensation cost to be recognized on the awards was based on the grant date fair value or the modification date fair value.
(2)	PRSUs are shown as vesting in the year that the Compensation Committee determines the level of achievement of the applicable performance measures.

The following table summarizes our total unrecognized compensation cost as of December 31, 2015 associated with restricted stock, restricted stock units, PRSU awards, and LTIP Unit awards to employees:

	Grant Year	Shares/ Units	Grant Date Average Fair Value Per Unit/ Share	Total Compensation Cost (in millions) (1)	Weighted Average Period of Expense Recognition (in months)	Unrecognized Compensation Cost (in millions)	Performance Period	Vesting Dates
RSUs
2013 RSU	2013	195,822	$29.80	$5.8	36	$1.9	N/A	12/31/14 - 12/31/16
2014 RSU	2014	106,778	29.80	3.2	36	1.1	N/A	12/31/2016
3/31/15 RSU	2015	109,585	40.57	4.4	33	3.2	N/A	12/31/2017
4/1/15 RSU	2015	39,914	40.74	1.6	33	1.2	N/A	12/31/2017
Assumed Aviv RSU	2015	10,644	12.36	0.1	9	-	N/A	12/31/2015
Assumed Aviv RSU	2015	19,825	24.92	0.5	21	0.3	N/A	12/31/2016
Assumed Aviv RSU	2015	7,799	35.08	0.3	33	0.2	N/A	12/31/15-12/31/17
7/31/15 RSU	2015	23,902	36.26	0.9	5	-	N/A	12/31/2015
Restricted Stock Units Total		514,269	$32.78	$16.8		$7.9

TSR PRSUs and LTIP Units
2015 Transition TSR (2)	2013	67,885	7.47	0.5	24	-	12/31/2013-12/31/2015	12/31/2015
2016 Transition TSR	2013	101,591	8.67	0.9	36	0.3	12/31/2013-12/31/2016	12/31/2016
2016 TSR	2014	135,634	8.67	1.2	48	0.6	1/1/2014-12/31/2016	Quarterly in 2017
3/31/15 2017 LTIP Units	2015	137,249	14.66	2.0	45	1.6	1/1/2015-12/31/2017	Quarterly in 2018
4/1/2015 2017 LTIP Units	2015	54,151	14.80	0.8	45	0.6	1/1/2015-12/31/2017	Quarterly in 2018
7/31/15 2015 Transition TSR (3)	2015	9,484	27.20	0.3	5	-	12/31/2013-12/31/2015	12/31/2015
7/31/15 2016 Transition TSR	2015	22,091	18.51	0.4	5	-	12/31/2013-12/31/2016	12/31/2016
7/31/15 2017 LTIP Units	2015	5,823	8.78	0.1	5	-	1/1/2015-12/31/2017	12/31/2017
TSR PRSUs & LTIP Total		533,908	$11.42	$6.2		$3.1

Relative TSR PRSUs
2015 Transition Relative TSR (4)	2013	67,884	13.05	0.9	24	-	12/31/2013-12/31/2015	12/31/2015
2016 Transition Relative TSR	2013	101,588	14.24	1.4	36	0.5	12/31/2013-12/31/2016	12/31/2016
2016 Relative TSR	2014	135,634	14.24	1.9	48	1.0	1/1/2014-12/31/2016	Quarterly in 2017
3/31/15 2017 Relative TSR	2015	137,249	22.50	3.1	45	2.5	1/1/2015-12/31/2017	Quarterly in 2018
4/1/2015 2017 Relative TSR	2015	54,151	22.91	1.2	45	1.0	1/1/2015-12/31/2017	Quarterly in 2018
7/31/15 2015 Relative TSR (5)	2015	9,484	18.85	0.2	5	-	1/1/2014-12/31/2015	12/31/2015
7/31/15 2016 Relative TSR	2015	22,100	19.60	0.4	5	-	1/1/2014-12/31/2016	12/31/2016
7/31/15 2017 Relative TSR	2015	5,826	17.74	0.1	5	-	1/1/2015-12/31/2017	12/31/2017
Relative TSR PRSUs Total		533,916	$17.44	$9.2		$5.0
Grand Total		1,582,093	$20.39	$32.2		$16.0

(1)	Total compensation costs are net of shares cancelled.
(2)	The shares/unit information includes 30,872 shares/units that were determined to be forfeited because the performance goal was not achieved.
(3)	The shares/unit information includes 4,231 shares/units that were determined to be forfeited because the performance goal was not achieved.
(4)	The shares/unit information includes 67,884 shares/units that were determined to be forfeited because the performance goal was not achieved.
(5)	The shares/unit information includes 9,484 shares/units that were determined to be forfeited because the performance goal was not achieved.

Stock Options and Tax Withholding

As part of the Aviv Merger, we assumed approximately 5.7 million Aviv employee stock options that were fully vested prior to the merger. On April 1, 2015, the Aviv stock options were converted into Omega stock options at an exchange ratio of 0.9 resulting in issuance of approximately 5.1 million Omega stock options. The intrinsic value of the stock option assumed on April 1, 2015 was approximately $99.2 million and was recorded as part of the consideration provided in the merger. For the year ended December 31, 2015, approximately 2.6 million options have been exercised at a weighted average rate of $19.38 per share. At December 31, 2015, approximately 2.5 million options remain outstanding and exercisable. Options outstanding have a weighted average exercise price of $19.38. The aggregate intrinsic value of these options is $39.2 million and represents the total pre-tax intrinsic value (based upon the difference between the Company's closing stock price on the last trading day of 2015 of $34.98 and the exercise price) for all in-the-money options as of December 31, 2015. Options outstanding have no contractual term limitations.

Stock withheld to pay minimum statutory tax withholdings for equity instruments granted under stock-based payment arrangements for the years ended December 31, 2015, 2014 and 2013, was $26.7 million, $3.6 million and $5.8 million, respectively.

Shares Available for Issuance for Compensation Purposes

On June 6, 2013, at our Company’s Annual Meeting, our stockholders approved the 2013 Stock Incentive Plan (the “2013 Plan”), which amended and restated the Company’s 2004 Stock Incentive Plan. The 2013 Plan is a comprehensive incentive compensation plan that allows for various types of equity-based compensation, including restricted stock units (including performance-based restricted stock units and LTIP units), stock awards, deferred restricted stock units, incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights and certain cash-based awards (including performance-based cash awards). The 2013 Plan increased the number of shares reserved for issuance for compensation purposes by 3,000,000.

As of December 31, 2015, 2,139,785 shares of common stock were reserved for issuance to our employees, directors and consultants under our stock incentive plans. Awards under our stock incentive plans may be in the form of stock, stock options, restricted stock, and performance restricted stock units.

Director Restricted Stock Grants

In 2013, 2014 and 2015, we issued 27,958, 21,500 and 30,500 shares of restricted stock to members of our Board of Directors. The fair value of these awards was approximately $0.8 million, $0.8 million and $1.1 million, respectively, for 2013, 2014 and 2015. As of December 31, 2015, we had 54,149 shares of restricted stock outstanding to directors. The directors’ restricted shares are scheduled to vest over the next three years. As of December 31, 2015, the unrecognized compensation cost associated with outstanding director restricted stock grants is approximately $1.4 million.